Financial liabilities - Disclosure of maturity analysis for non-derivative financial liabilities (Details) € in Thousands	Jun. 30, 2025 EUR (€)
Statement Line Items [Line Items]
Undiscounted cash flows	€ 27,029
Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	8,934
From 1st to 2nd year included
Statement Line Items [Line Items]
Undiscounted cash flows	8,670
From 2nd to 3th year included
Statement Line Items [Line Items]
Undiscounted cash flows	5,051
From 3th to 4th year included
Statement Line Items [Line Items]
Undiscounted cash flows	1,238
From 4th to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	1,376
Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	1,759
State guaranteed loan Société Générale
Statement Line Items [Line Items]
Undiscounted cash flows	12,646
State guaranteed loan Société Générale | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	4,999
State guaranteed loan Société Générale | From 1st to 2nd year included
Statement Line Items [Line Items]
Undiscounted cash flows	5,078
State guaranteed loan Société Générale | From 2nd to 3th year included
Statement Line Items [Line Items]
Undiscounted cash flows	2,569
State guaranteed loan Société Générale | From 3th to 4th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loan Société Générale | From 4th to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loan Société Générale | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas
Statement Line Items [Line Items]
Undiscounted cash flows	5,476
State guaranteed loan BNP Paribas | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	2,175
State guaranteed loan BNP Paribas | From 1st to 2nd year included
Statement Line Items [Line Items]
Undiscounted cash flows	2,196
State guaranteed loan BNP Paribas | From 2nd to 3th year included
Statement Line Items [Line Items]
Undiscounted cash flows	1,106
State guaranteed loan BNP Paribas | From 3th to 4th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas | From 4th to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest
Statement Line Items [Line Items]
Undiscounted cash flows	9
State guaranteed loans - accrued interest | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	9
State guaranteed loans - accrued interest | From 1st to 2nd year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest | From 2nd to 3th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest | From 3th to 4th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest | From 4th to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Building "Le Virage"
Statement Line Items [Line Items]
Undiscounted cash flows	274
Lease liabilities – Building "Le Virage" | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	274
Lease liabilities – Building "Le Virage" | From 1st to 2nd year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Building "Le Virage" | From 2nd to 3th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Building "Le Virage" | From 3th to 4th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Building "Le Virage" | From 4th to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Building "Le Virage" | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc.
Statement Line Items [Line Items]
Undiscounted cash flows	100
Lease liabilities – Premises Innate Inc. | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	93
Lease liabilities – Premises Innate Inc. | From 1st to 2nd year included
Statement Line Items [Line Items]
Undiscounted cash flows	8
Lease liabilities – Premises Innate Inc. | From 2nd to 3th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc. | From 3th to 4th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc. | From 4th to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc. | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Laboratory equipment
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Laboratory equipment | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Laboratory equipment | From 1st to 2nd year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Laboratory equipment | From 2nd to 3th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Laboratory equipment | From 3th to 4th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Laboratory equipment | From 4th to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Laboratory equipment | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles
Statement Line Items [Line Items]
Undiscounted cash flows	53
Lease liabilities – Vehicles | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	24
Lease liabilities – Vehicles | From 1st to 2nd year included
Statement Line Items [Line Items]
Undiscounted cash flows	19
Lease liabilities – Vehicles | From 2nd to 3th year included
Statement Line Items [Line Items]
Undiscounted cash flows	9
Lease liabilities – Vehicles | From 3th to 4th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles | From 4th to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers
Statement Line Items [Line Items]
Undiscounted cash flows	4
Lease liabilities - Printers | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	4
Lease liabilities - Printers | From 1st to 2nd year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers | From 2nd to 3th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers | From 3th to 4th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers | From 4th to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities - Meraki
Statement Line Items [Line Items]
Undiscounted cash flows	184
Lease liabilities - Meraki | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	69
Lease liabilities - Meraki | From 1st to 2nd year included
Statement Line Items [Line Items]
Undiscounted cash flows	72
Lease liabilities - Meraki | From 2nd to 3th year included
Statement Line Items [Line Items]
Undiscounted cash flows	43
Lease liabilities - Meraki | From 3th to 4th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities - Meraki | From 4th to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities - Meraki | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Borrowing – Equipment
Statement Line Items [Line Items]
Undiscounted cash flows	14
Borrowing – Equipment | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	14
Borrowing – Equipment | From 1st to 2nd year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Borrowing – Equipment | From 2nd to 3th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Borrowing – Equipment | From 3th to 4th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Borrowing – Equipment | From 4th to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Borrowing – Equipment | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Borrowing – Building
Statement Line Items [Line Items]
Undiscounted cash flows	8,268
Borrowing – Building | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	1,272
Borrowing – Building | From 1st to 2nd year included
Statement Line Items [Line Items]
Undiscounted cash flows	1,298
Borrowing – Building | From 2nd to 3th year included
Statement Line Items [Line Items]
Undiscounted cash flows	1,324
Borrowing – Building | From 3th to 4th year included
Statement Line Items [Line Items]
Undiscounted cash flows	1,238
Borrowing – Building | From 4th to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	1,376
Borrowing – Building | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	€ 1,759